SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 3,037,000	$ 2,313,000
Property and equipment	15,000	39,000
Financing fees	130,000	191,000
Accrued liabilities	129,000
Total gross deferred tax assets	3,311,000	2,543,000
Deferred tax assets valuation allowance	(3,311,000)	(2,543,000)
Net deferred tax assets